Fully Benefit-Responsive Investment Contracts (Details)	12 Months Ended
Dec. 31, 2025
EBP 019 | EBP, Synthetic Investment Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Minimum crediting interest rate	0.00%